Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Total assets	$ 295,027,566	$ 351,232,991	$ 338,069,866
Total Liabilities	247,738,555	290,322,157	266,318,272
Shareholders' equity	47,289,011	60,910,834	71,751,594	$ 47,289,011
Wordline Argentina SA [member]
Disclosure of joint ventures [line items]
Total assets	245,404	270,287	289,133
Total Liabilities	55,944	59,639	80,682
Shareholders' equity	$ 189,460	$ 210,648	$ 208,451
Proportional Bank's interest	50.00%	50.00%	50.00%
Investment carrying amount	$ 94,730	$ 105,324	$ 104,226
Gestiva SA [member]
Disclosure of joint ventures [line items]
Total assets	197,846		172,576
Total Liabilities	28,773		27,047
Shareholders' equity	$ 169,073		$ 145,529
Proportional Bank's interest	5.00%		5.00%
Investment carrying amount	$ 8,454		$ 7,276